restructuring and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
restructuring and other costs
Goods and services purchased	$ 209	$ 65
Employee benefits expense	50	69
Total	259	134
Restructuring
restructuring and other costs
Goods and services purchased	160	56
Employee benefits expense	49	63
Total	209	119
Other
restructuring and other costs
Goods and services purchased	49	9
Employee benefits expense	1	6
Total	$ 50	$ 15